Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2018
Financial income and expenses [Abstract]
Financial income and expenses (Tables), Financial income and expenses [Text Block]

Philips Group

Financial income and expenses

in millions of EUR

2016 - 2018

	2016	2017	2018
Interest income	43	40	31
Interest income from loans and receivables	15	12	8
Interest income from cash and cash equivalents	28	28	22
Dividend income from financial assets	4	64	2
Net gains from disposal of financial assets	3	1	6
Net change in fair value of financial assets at fair value through profit or loss		7
Other financial income	15	14	12
Financial income	65	126	51
Interest expense	(342)	(222)	(188)
Interest on debt and borrowings	(288)	(177)	(158)
Finance charges under finance lease contract	(7)	(8)	(7)
Interest expenses - pensions	(48)	(37)	(23)
Provision-related accretion and interest	44	(22)	(15)
Net foreign exchange losses	(1)	(2)	(2)
Impairment loss of financial assets	(24)	(2)	-
Net change in fair value of financial assets at fair value through profit or loss	(4)		(1)
Other financial expenses	(180)	(15)	(58)
Financial expense	(507)	(263)	(264)
Financial income and expenses	(442)	(137)	(213)